VOYA INVESTORS TRUST
Voya Limited Maturity Bond Portfolio
(the “Portfolio”)
Supplement dated July 25, 2018
To the Portfolio’s Adviser Class, Institutional Class, and Service Class shares Prospectus dated May 1, 2018
(the “Prospectus”)
Effective July 25, 2018, the Portfolio’s Prospectus is revised as follows:
1.	The sub-section entitled “Performance Information – Average Annual Total Returns” of the Portfolio‘s Prospectus is deleted and replaced with the following:
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	0.94	0.53	1.32	N/A	04/28/06
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index[2]	%	0.84	0.84	1.85	N/A
Class I	%	1.45	1.12	1.95	N/A	04/29/05
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index[2]	%	0.84	0.84	1.85	N/A
Class S	%	1.20	0.89	1.70	N/A	01/24/89
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index[2]	%	0.84	0.84	1.85	N/A
1	The Portfolio has selected a new class for the Calendar Year Total Returns bar chart to display the class with the highest Total Annual Portfolio Operating Expenses after Waivers and Reimbursements and with 10 years or more of calendar year total returns.
2	The index returns do not reflect deductions for fees, expenses, or taxes.
2.	The third paragraph of the section entitled “Index Descriptions” of the Portfolio‘s Prospectus is deleted and replaced with the following:
The Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index measures the performance of publicly issued investment-grade fixed rate debt issues, including treasuries, agencies, and credit securities with a maturity of at least one year and less than three years.

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VOYA INVESTORS TRUST
Voya Limited Maturity Bond Portfolio
(the “Portfolio”)
Supplement dated July 25, 2018
To the Portfolio’s Adviser Class, Institutional Class, and Service Class
Statement of Additional Information dated May 1, 2018
(the “SAI”)
Effective July 25, 2018 the Portfolio’s SAI is revised as follows:
The table in the sub-section entitled “Sub-Adviser – Portfolio Management – Sub-Advised by Voya IM – Compensation” of the Portfolio’s SAI is deleted and replaced with the following:
Portfolio	Portfolio Manager	Benchmark
Voya Government Liquid Assets Portfolio	David S. Yealy	iMoney Net First Tier Retail Index
Voya High Yield Portfolio	Rick Cumberledge, CFA and Randall Parrish, CFA	Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index
Voya Large Cap Growth Portfolio	Jeffrey Bianchi, CFA and Michael Pytosh	Russell 1000® Growth Index
Voya Large Cap Value Portfolio	Christopher F. Corapi, Vincent Costa, CFA, James Dorment, CFA, and Kristy Finnegan, CFA	Russell 1000® Value Index
Voya Limited Maturity Bond Portfolio	David Goodson, Randall Parrish, CFA, and Matthew Toms, CFA	Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index
Voya U.S. Stock Index Portfolio	Steve Wetter and Kai Yee Wong	S&P 500® Index

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